Loans Payable	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
LOANS PAYABLE
7. LOANS PAYABLE
Short-term Loans
Short-term loans as of December 31, 2019 and September 30, 2020 amounted to RMB2,618,170 and RMB3,804,396 (US$560,327), respectively, which consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2019, and September 30, 2020, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB551,734 (US$81,262), respectively, or collateralized by restricted cash balances totaling US$138,572 and US$93,572 (equivalent to RMB635,316), respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2019 and September 30, 2020 was 4.05% and 4.21%, respectively. As of December 31, 2019, and September 30, 2020, the aggregate amounts of unused lines of credit for short-term loans were RMB1,620,520 and RMB1,682,054 (US$247,740), respectively.

Structured payable arrangements
In 2020, the Group entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”), which extended the original payment terms. Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from the Group to the banks or other financial institutions at a discount. The Group was legally obligated to pay the banks or other financial institutions in the amount totaling

RMB395,943 (US$58,316
), maturing within one year.
As a result of the factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the condensed consolidated statements of cash flows. As of September 30, 2020, the outstanding borrowings from the factoring arrangements wer
e

RMB384,428 (US$56,620), which is repayable within one year and are included in “Short-term loans” on the condensed consolidated balance sheets.
Long-term Loans
In 2017, the Group borrowed a secured RMB denominated loan of RMB299,000 with an interest rate of 4.47% for a three-year term from the Bank of China for its general working capital purposes. Pursuant to the agreement, the principal shall be repaid by installments from 2017 to 2020.
T
he repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515. Principal repayments were made on the loan when they became due and amounted to RMB5,000 and RMB274,000 (US$40,356) for the nine months ended September 30, 2019 and 2020, respectively. The loan
 was fully repaid as of September 30, 2020.
In 2019, the Group entered into a
two-year
loan agreement with JPMorgan Chase Bank, N.A., pursuant to which the Group is entitled to borrow a secured RMB denominated loan of RMB800,000 for its general working capital purposes. In 2019, the Group drew down RMB447,949 with an interest rate of 3.55%. Pursuant to the agreement, the principal shall be repaid in
 installments from 2019 to 2021. As of December 31, 2019 and September 30, 2020, the repayment of the loan is collateralized by long-term held-to-maturity
debt securities with a stated cost of US$71,000 and US$71,000 (equivalent to RMB482,062), respectively (Note 4). Principal repayments were made on the loan when they became due and amounted to RMB nil and RMB19,444 (US$2,864) for the nine months ended September 30, 2019 and 2020, respectively. The amount repayable within the next twelve months are classified as “Long-term loans, current portion”.
Borrowings from third-party investors
Asset-backed debt securities
In December 2018, certain supplier invoices selected by the Group totaling RMB525,279 were factored to a financial institution (the “2018 factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Group’s condensed
consolidated balance sheets. The 2018 factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the 2018 factored receivables, maturing in December 2019 and December 2020, were issued to third party investors with a stated interest of
5.0%-5.5%
and raised total gross proceeds of RMB446,000.
In November 2019, certain supplier invoices selected by the Group totaling RMB587,000 were factored to a financial institution (the “2019 factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Group’s condensed
consolidated balance sheets. The 2019 factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the 2019 factored receivables, maturing in November 2021, were issued to third party investors with a stated interest of 5.1% and raised total gross proceeds of RMB500,000.

The proceeds raised from issuance of the asset-backed debt securities were used by the financial institutions to factor the supplier invoices. At the same time, the credit terms of the Group’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities.
Accounting for asset-backed debt securities
The Group consolidates the securitization vehicles as VIEs for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIEs.
As a result of the series of transactions described above, the payment terms of the Group’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loans and borrowings from third party investors, net of issuance costs” on the condensed consolidated statements of cash flows.
As of December 31, 2019 and September 30, 2020, the outstanding borrowings from asset-backed debt securities were RMB898,097 and RMB936,100 (US$137,873). RMB74,992 of 2018 asset-backed debt securities was repaid when it became due in December 2019. RMB445,113 (US$65,558) of asset-backed debt securities is repayable within one year and are included in “Long-term loans, current portion” and the remaining balance of RMB490,987 (US$72,315) of 2019 asset-backed debt securities is included in non-current
“Long-term loans” on the condensed consolidated balance sheets. The effective interest rate of 2018 asset-backed debt securities and 2019 asset-backed debt securities was 7.00% and 5.97%, respectively.